Stockholders’ Equity (Details Narrative)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 06, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares
Class of Stock [Line Items]
Warrants exercise price | $ / shares					$ 0.033		$ 0.033
Stock issued during period					$ 4,653,204
Dividends									$ 0	$ 0
Accrued preferred dividend preferences				$ 49,143					$ 769,582	$ 49,143
Issuance of options | shares									2,610	41,755
Options exercise price | $ / shares									$ 14.15	$ 14.15
Stock-based compensation expense					2,516	$ 5,144	$ 12,636	$ 14,764
Fair value of stock options									$ 19,225	$ 0
Weighted average grant date fair value for options granted | $ / shares									$ 1.38	$ 1.38
Unrecognized compensation cost									$ 39,958
Weighted average period									1 year 11 months 15 days
Dror Ortho Design Ltd [Member]
Class of Stock [Line Items]
Warrants consideration										$ 235,655
Stock-based compensation expense									$ 19,908	$ 1,414
Director [Member]
Class of Stock [Line Items]
Issuance of options | shares			2,610
Options exercise price | $ / shares			$ 14.15
Options expire date			Jun. 01, 2032
Aggregate fair value			$ 3,605
Expected life			5 years
Volatility rate			102.28%
Risk free rate			2.94%
Dividend yield			0.00%
Stock price | $ / shares			$ 0.0272
Exercise price | $ / shares			$ 0.1415
Share-Based Payment Arrangement, Employee [Member]
Class of Stock [Line Items]
Issuance of options | shares		41,755
Options exercise price | $ / shares		$ 14.15
Options expire date		Dec. 06, 2031
Aggregate fair value		$ 57,675
Expected life		5 years
Volatility rate		101.82%
Risk free rate		1.21%
Dividend yield		0.00%
Stock price | $ / shares		$ 0.0272
Exercise price | $ / shares		$ 0.1415
Incentive 2021 Plan
Class of Stock [Line Items]
Stock-based awards common stock are reserved for issuance | shares				51,482						51,482
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period					$ 289
Number of shares issued | shares	[1]				2,886,364
Percentage of shareholders vote for preferred stock conversion									66.00%
Warrant [Member]
Class of Stock [Line Items]
Issuance of options | shares										5,098
Options exercise price | $ / shares										$ 67.10
Stock price | $ / shares									$ 0.0272
Exercise price | ₪ / shares											₪ 0.0001
Investment Agreement
Class of Stock [Line Items]
Number of shares issued | shares				9,271
Consulting Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares				3,708
Number of warrants | shares				5,098						5,098
Series A-4 Preferred Stock [Member]
Class of Stock [Line Items]
Number of warrants exercised | shares										3,512
Warrants exercise price | $ / shares				$ 67.10						$ 67.10
Warrants consideration										$ 235,655
Series A-5 Preferred Stock [Member]
Class of Stock [Line Items]
Conversion loan										$ 150,000
Number of shares issued | shares				77,783
Price per share | $ / shares				$ 40.45						$ 40.45
Percentage of shareholders vote for preferred stock conversion									66.00%
Series A-5 Preferred Stock [Member] | New Investor
Class of Stock [Line Items]
Stock issued during period										$ 3,000,000

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1